Fair value measurement	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value measurement

23. Fair value measurement

Fair values

The following table compares carrying amounts and fair values of the Group’s financial assets and liabilities:

		2018		2017
	Note	Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
Financial assets
Financial assets measured at fair value:
Equity securities	15	116	116	127	127
Derivatives	22	8	8	—	—

		124	124	127	127
Financial assets measured at amortised cost:
Cash and cash equivalents	17	704	704	168	168
Loans and other receivables:
Other financial assets	15	145	145	117	117
Trade and other receivables, excluding prepayments	16	502	502	477	477
		1,351	1,351	762	762

		1,475	1,475	889	889

Financial liabilities
Financial liabilities measured at fair value:
Deferred and contingent purchase consideration	18	(131)	(131)	—	—

Financial liabilities measured at amortised cost:
£400m 3.875% bonds 2022	20	(509)	(543)	(538)	(593)
£300m 3.75% bonds 2025	20	(385)	(399)	(406)	(441)
£350m 2.125% bonds 2026	20	(447)	(417)	(472)	(454)
€500m 2.125% bonds 2027	20	(569)	(566)	—	—
Finance lease obligations	20	(235)	(313)	(231)	(318)
Unsecured bank loans	20	0	0	(262)	(262)
Bank overdrafts	20	(104)	(104)	(110)	(110)
Trade and other payables	18	(645)	(645)	(633)	(633)
Provisions	19	(27)	(27)	(8)	(8)

		(2,921)	(3,014)	(2,660)	(2,819)

		(3,052)	(3,145)	(2,660)	(2,819)

There are no other assets or liabilities measured at fair value on a recurring or non-recurring basis, or for which fair value is disclosed, other than as described in note 14.

The fair value of cash and cash equivalents and bank overdrafts approximates book value due to the short maturity of the investments and deposits, and the fair value of other financial assets approximates book value based on prevailing market rates. The fair value of the unsecured bank loans approximates book value as interest rates reset to market rates on a frequent basis. The fair value of trade and other receivables, trade and other payables and current provisions approximates to their carrying value.

Fair value hierarchy

The following table provides the fair value measurement hierarchy of the above assets and liabilities, other than those with carrying amounts which are reasonable approximations of their fair values:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	2018				2017
	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets
Equity securities measured at fair value:
Quoted equity shares	8	0	0	8	10	—	—	10
Unquoted equity shares	0	0	108	108	—	—	117	117
Derivatives	0	8	0	8	—	—	—	—

Liabilities
Deferred and contingent purchase consideration	0	0	(131)	(131)	—	—	—	—
£400m 3.875% bonds 2022	(543)	0	0	(543)	(593)	—	—	(593)
£300m 3.75% bonds 2025	(399)	0	0	(399)	(441)	—	—	(441)
£350m 2.125% bonds 2026	(417)	0	0	(417)	(454)	—	—	(454)
€500m 2.125% bonds 2027	(566)	0	0	(566)	—	—	—	—
Finance lease obligations	0	(313)	0	(313)	—	(318)	—	(318)

There were no transfers between Level 1 and Level 2 fair value measurements during the year and no transfers into and out of Level 3.

The fair value of quoted equity shares and the bonds is based on their quoted market price.

Derivatives are fair valued using discounted future cash flows, taking into consideration exchange rates prevailing on the last day of the reporting period and interest rates from observable swap curves. Cross-currency swaps are measured at the present value of future cash flows estimated and discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.

Finance lease obligations relate primarily to the lease of InterContinental Boston, which is fair valued by discounting the future cash flows payable under the loan, which are fixed, at a risk adjusted long-term interest rate. The interest rate used to discount the cash flows at 31 December 2018 was 7.1% (2017: 6.9%).

Unquoted equity shares are fair valued using the International Private Equity and Venture Capital Valuation Guidelines either by applying an average price-earnings (P/E) ratio for a competitor group to the earnings generated by the investment or by reference to share of net assets if the investment is currently loss-making or a recent property valuation is available. The average P/E ratio for the year was 19.9 (2017: 30.7) and a non-marketability factor of 30% (2017: 30%) is applied. A 10% increase in the average P/E ratio would result in a $2m increase (2017: $2m) in the fair value of the investments and a 10% decrease in the average P/E ratio would result in a $2m decrease (2017: $2m) in the fair value of the investments. A 10% increase in net assets would result in a $8m increase (2017: $7m) in the fair value of the investments and a 10% decrease in net assets would result in a $8m decrease (2017: $7m) in the fair value of the investments.

Deferred and contingent purchase consideration are fair valued using the present value of the expected future payments, discounted using a risk adjusted discount rate. A 10% decrease in the discount rate would result in a $8m increase in the fair value of the consideration payable.

The following table reconciles the movements in the fair values of financial instruments classified as Level 3 during the year:

	Equity securities $m	Deferred and contingent purchase consideration $m
At 1 January 2017	142	—
Additions	2	—
Disposals	(3)	—
Valuation gains recognised in other comprehensive income	48	—
Valuation gains reclassified to the income statement on disposal	(73)	—
Exchange and other adjustments	1	—

At 1 January 2018	117	0
Additions	4	0
Acquisition of businesses (note 11)	0	131
Disposals	(1)	0
Valuation losses recognised in other comprehensive income	(10)	0
Contingent consideration paid	0	(4)
Change in fair value recorded in finance costs	0	5
Exchange and other adjustments	(2)	(1)

At 31 December 2018	108	131

Other than in relation to cash pooling arrangements (see note 17), there are no financial instruments subject to enforceable master netting arrangements and other similar agreements that are not offset in the Group statement of financial position.